Income Taxes - Significant components of the deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net accumulated losses-carry forward	$ 103,231	$ 76,944	$ 33,277
Payroll liabilities	2,915	5,438	3,836
Inventory write-downs	691	402	183
Receivables allowances	42	171	83
Other deductible temporary difference	88	9	26
Less: valuation allowance	$ (106,967)	$ (82,964)	$ (37,405)	$ (21,205)